Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 25,985	$ 27,638
Work in progress	779	902
Finished goods	1,060,615	1,320,562
Total inventories	1,087,379	1,349,102
Less: inventory impairment loss	(2,363)
Inventories, net	$ 1,085,016	$ 1,349,102